Note 8. Commitments and Contingencies (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Note 8. Commitments And Contingencies Details Narrative
Rental expenses					$ 155,822	$ 153,585
Litigation expense	0	0	0	0	0	206,263
Accrued litigation	$ 0		$ 0		$ 0	$ 130,000